NOTE PAYABLE - Additional Information (Details) - Medtronic [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 1,500
Legal, transaction and intellectual property related expense incurred	$ 634
Interest rate on notes	8.00%